NOTES PAYABLE (Details Narrative) - USD ($)			8 Months Ended	12 Months Ended
	Jun. 13, 2018	Nov. 14, 2017	Oct. 31, 2017	Oct. 31, 2016	Jul. 31, 2018	Jul. 10, 2018	Jul. 31, 2017	Feb. 28, 2017
Interest rate of loan						7.00%
Loan reduced face amount							$ 125
Description of common stock			Each unit outstanding as of October 31, 2017 consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.
Wells Fargo Bank [Member]
Line of credit		$ 40,000			$ 33,707
Wells Fargo Bank [Member] | Prime Rate [Member]
Line of credit, interest rate description		Prime rate plus 8.5% plus.
Taylor Brothers Holdings, Inc. [Member] | Predecessor [Member] | 5.5% Secured Note Payable Due on March 5, 2018 [Member]
Loan face amount				$ 156,026
Description of loan collateral				Secured by predecessor’s assets and personally guaranteed by our directors.
Interest rate of loan				5.50%
Maturity date for loan				Mar. 05, 2018
Taylor Brothers Holdings, Inc. [Member] | Predecessor [Member] | 4.34% Secured Note Payable [Member]
Loan face amount				$ 29,479
Description of loan collateral				Collateralized by the vehicle and personally guaranteed by our directors.
Interest rate of loan				4.34%
Periodic payment of loan				$ 813
Frequency of periodic payment				59 equal monthly payments
Periodic payment due of loan				$ 9,752
Long-term debt				19,727
Loan reduced face amount				$ 8,252				$ 2,839
Unrelated Third Party [Member] | Secured Note Payable [Member]
Loan face amount	$ 100,000
Description of loan collateral	Loan was collateralized by 200,000 units.
Interest rate of loan	12.00%
Periodic payment of loan	$ 1,435
Loan reduced face amount					$ 435
Description of common stock	Each unit consists of one common share purchased at a cost of $0.50 per share and one warrant to purchase one common share at a cost of $2.00 per common share. The warrants do not vest and are not exercisable within twenty-four months, from the date of issuance of the common shares.